Derivatives Instruments (Cash Collateral) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
13. Derivative Instruments
Cash collateral provided to others	$ 101	$ 103
Cash collateral received from others	2	77
Total fair value of these derivatives, in a liability position	$ 370	$ 365